UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04525

T. Rowe Price California Tax-Free Income Trust

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: February 28

Date of reporting period: November 30, 2014

Item 1. Schedule of Investments

California Tax-Free Income Trust	November 30, 2014

T. Rowe Price California Tax-Free Bond Fund

Unaudited

Portfolio of Investments ‡

(Amounts in 000s)

	Par/Shares	$ Value
MUNICIPAL SECURITIES 99.2%		
CALIFORNIA 98.0%		
ABAG Fin. Auth. for Nonprofit Corp., Odd Fellows Home 5.00%, 4/1/32	2,700	3,068
ABAG Fin. Auth. for Nonprofit Corp., Odd Fellows Home 5.00%, 4/1/42	1,000	1,099
ABAG Fin. Auth. for Nonprofit Corp., Sharp Healthcare 5.00%, 8/1/43	4,000	4,468
Alameda Corridor Transportation Auth., 5.00%, 10/1/29 (1)	3,700	4,315
Anaheim PFA, Electric System Distribution, 5.375%, 10/1/36	2,500	2,949
Bay Area Toll Auth., San Francisco Area F1, 5.625%, 4/1/44 (Prerefunded 4/1/19) (2)	3,000	3,589
Brea PFA, Redev. Agency, Tax Allocation, 7.125%, 9/1/26	1,200	1,347
California, Economic Recovery, 5.00%, 7/1/22	1,000	1,069
California, Economic Recovery, 5.25%, 7/1/21 (Prerefunded 7/1/19) (2)	1,590	1,896
California, Economic Recovery, 5.25%, 7/1/21	910	1,069
California, GO, 5.00%, 10/1/22	1,715	2,086
California, GO, 5.00%, 10/1/39	2,375	2,729
California, GO, 5.00%, 4/1/43	2,550	2,860
California, GO, 5.00%, 11/1/43	2,300	2,596
California, Variable Purpose, GO, 5.00%, 9/1/31	3,000	3,430
California, Variable Purpose, GO, 5.00%, 9/1/31	2,500	2,901
California, Variable Purpose, GO, 5.00%, 4/1/37	5,000	5,663
California, Variable Purpose, GO, 5.50%, 3/1/40	2,000	2,298
California, Veterans Housing, GO, 5.05%, 12/1/36 (3)	605	613
California County Tobacco Securitization Agency Tobacco Industry, Los Angeles, STEP, 5.25%, 6/1/21	2,055	2,055
California Dept. of Water Resources, 5.00%, 12/1/29	2,145	2,613
California Dept. of Water Resources, Power Supply, Series F 5.00%, 5/1/22	3,000	3,413

California Dept. of Water Resources, Power Supply, Series L 5.00%, 5/1/22	2,000	2,379
California EFA, Chapman Univ., 5.00%, 4/1/31	1,750	1,933
California EFA, Pepperdine Univ., 5.00%, 9/1/33	2,000	2,315
California EFA, Univ. of Southern California, 5.25%, 10/1/38	3,250	3,666
California EFA, Univ. of the Pacific, 5.00%, 11/1/21	1,000	1,040
California HFA, Catholic Healthcare West, 5.625%, 7/1/32 (Prerefunded 7/01/32) (2)	3,605	3,721
California HFA, Cedars-Sinai Medical Center, 5.00%, 11/15/16	350	366
California HFA, Cedars-Sinai Medical Center, 5.00%, 8/15/21	1,000	1,198
California HFA, Cedars-Sinai Medical Center, 5.00%, 8/15/39	2,490	2,739
California HFA, Lucile Salter Packard Children's Hosp. 1.45%, 8/15/23 (Tender 3/15/17)	2,000	2,041
California HFA, Providence Health & Services, 5.00%, 10/1/38	5,000	5,691
California HFA, Providence Health & Services, 6.50%, 10/1/38 (Prerefunded 10/1/18) (2)	65	79
California HFA, Providence Health & Services 6.50%, 10/1/38 (2)	3,385	4,116
California HFA, Scripps Health, 5.50%, 10/1/20	2,000	2,336
California HFA, St. Joseph Health, 5.00%, 7/1/37	3,385	3,826
California HFA, St. Joseph Health VRDN, 0.03%, 7/1/41	1,000	1,000
California HFA, Stanford Hosp. and Clinics, 5.00%, 8/15/42	2,500	2,785
California HFA, Sutter Health, 5.25%, 8/15/31	5,250	5,994
California Housing Fin. Agency, Single Family, 5.20%, 8/1/28	1,645	1,686
California Housing Fin. Agency, Single Family, 5.55%, 8/1/33 (3)	2,510	2,543
California Infrastructure & Economic Dev. Bank, Independent System Operator, 6.25%, 2/1/39 (Prerefunded 2/1/15) (2)	2,000	2,021
California Infrastructure & Economic Dev. Bank, J. Paul Getty Trust, 0.32%, 10/1/47 (Tender 4/1/16)	4,000	4,000
California Infrastructure & Economic Dev. Bank, Pacific Gas & Electric, PCR, VRDN, 0.02%, 12/1/16	1,410	1,410

California Infrastructure & Economic Dev. Bank, Pepperdine Univ., 5.00%, 11/1/28	430	496
California Infrastructure & Economic Dev. Bank, Scripps Research Institute, 5.75%, 7/1/30	1,000	1,004
California Municipal Fin. Auth., Caritas Affordable Housing 5.25%, 8/15/39	500	549
California Municipal Fin. Auth., Caritas Affordable Housing 5.25%, 8/15/49	1,425	1,554
California Municipal Fin. Auth., Republic Services, PCR 0.30%, 9/1/21 (Tender 1/2/2015)	2,500	2,500
California Pollution Control Fin. Auth., Waste Management, PCR 1.875%, 4/1/25 (3) (Tender 4/1/15)	3,500	3,515
California Pollution Control Fin. Auth., Waste Management, PCR 5.00%, 7/1/27 (3)	1,500	1,544
California Pollution Control Fin. Auth., Waste Management, PCR 5.40%, 4/1/25 (3)	1,000	1,023
California Public Works Board, 5.00%, 6/1/25	2,000	2,358
California Public Works Board, 5.00%, 10/1/34	1,275	1,462
California Public Works Board, 5.25%, 3/1/21 (4)	2,455	2,466
California Public Works Board, Judicial Council, 5.00%, 3/1/38	1,250	1,394
California Public Works Board, Univ. of California Board of Regents, 5.00%, 12/1/28 (Prerefunded 12/1/21) (2)	4,000	4,880
California Public Works Board, Univ. of California Regents 5.00%, 10/1/26 (Prerefunded 10/1/16) (2)	1,350	1,464
California Public Works Board, Univ. Projects, 5.00%, 10/1/31	1,200	1,362
California Public Works Board, Univ. Projects, 5.25%, 10/1/27	2,000	2,329
California State Univ. Trustees, 5.00%, 11/1/23 (Prerefunded 11/1/15) (2)(5)	2,805	2,928
California State Univ. Trustees, 5.00%, 11/1/23 (5)	1,195	1,247
California Statewide CDA, 899 Charleston/Moldaw Residences 5.25%, 11/1/44	1,500	1,507
California Statewide CDA, American Baptist Homes of the West 5.00%, 10/1/43	1,250	1,343

California Statewide CDA, American Baptist Homes of the West 6.25%, 10/1/39	2,690	3,056
California Statewide CDA, Buck Institute for Research on Aging 5.00%, 11/15/44 (1)	1,750	1,934
California Statewide CDA, CHF-Irvine, 5.00%, 5/15/16	2,000	2,125
California Statewide CDA, Cottage Health, 5.00%, 11/1/40	2,850	3,060
California Statewide CDA, Enloe Medical Center 5.75%, 8/15/38	1,365	1,510
California Statewide CDA, Episcopal Communities & Services 5.00%, 5/15/42	1,500	1,620
California Statewide CDA, Front Porch Communities (Internext) 5.125%, 4/1/37 (7)	3,700	3,810
California Statewide CDA, Huntington Memorial Hosp. 5.00%, 7/1/27	2,000	2,045
California Statewide CDA, Huntington Memorial Hosp. 5.00%, 7/1/29	2,680	3,057
California Statewide CDA, Huntington Memorial Hosp. 5.00%, 7/1/44	2,750	3,032
California Statewide CDA, John Muir Health, VRDN 0.02%, 8/15/36	3,500	3,500
California Statewide CDA, Kaiser Permanente, 5.00%, 4/1/42	7,555	8,320
California Statewide CDA, Kaiser Permanente, VRDN 0.03%, 4/1/36	2,200	2,200
California Statewide CDA, Polytechnic School, 5.00%, 12/1/29	2,500	2,699
California Statewide CDA, Polytechnic School, 5.00%, 12/1/34	1,000	1,071
California Statewide CDA, Sutter Health, 5.00%, 8/15/32	6,200	7,071
California Statewide CDA, Terraces at San Joaquin Garden 6.00%, 10/1/42	680	727
California Statewide CDA, Terraces at San Joaquin Garden 6.00%, 10/1/47	2,500	2,668
California Statewide CDA, Trinity Health, 5.00%, 12/1/41	3,735	4,115
Carson Redev. Agency, Tax Area 1-A, 7.00%, 10/1/36	1,250	1,482
Castaic Union School Dist., Capital Appreciation, GO Zero Coupon, 5/1/18 (8)	2,905	2,569

Chula Vista Ind. Dev., San Diego Gas & Electric, PCR 5.50%, 12/1/21 (3)	3,000	3,072
Contra Costa Water Dist., 5.00%, 10/1/33	1,000	1,162
Foothill / Eastern Transportation Corridor Agency Zero Coupon, 1/1/17 (9)	2,000	1,979
Golden State Tobacco Securitization Corp., Tobacco Industry 4.50%, 6/1/27	2,765	2,600
Golden State Tobacco Securitization Corp., Tobacco Settlement 5.00%, 6/1/35 (8)	1,295	1,326
Golden State Tobacco Securitization Corp., Tobacco Settlement 5.00%, 6/1/45 (6)	2,000	2,043
Inland Valley Dev. Agency, Tax Allocation, 5.00%, 9/1/44	2,500	2,749
Inland Valley Dev. Agency, Tax Allocation, 5.25%, 9/1/37	3,100	3,534
Irvine, Great Park-Improvement Area #1, Special Tax 5.00%, 9/1/34	360	405
Irvine, Great Park-Improvement Area #1, Special Tax 5.00%, 9/1/39	1,000	1,113
Irvine, Great Park-Improvement Area #1, Special Tax 5.00%, 9/1/44	1,500	1,664
Irvine, Improvement Bond Act of 1915, Reassessment Dist. 12-1, 4.00%, 9/2/17	1,215	1,317
Irvine, Improvement Bond Act of 1915, VRDN, 0.04%, 9/2/23	900	900
Jefferson Union High School Dist., GO, 6.45%, 8/1/25 (5)	1,250	1,606
Jefferson Union High School Dist., San Mateo, GO 6.45%, 8/1/29 (5)	1,000	1,316
Jurupa PFA, Special Tax, 5.00%, 9/1/33	1,175	1,315
La Verne, Brethren Hillcrest Homes, COP, 5.00%, 5/15/36	1,100	1,173
Long Beach Bond Fin. Auth., Merrill Lynch, Natural Gas Purchase 5.50%, 11/15/37	2,000	2,441
Long Beach Harbor, 6.00%, 5/15/17 (3)(8)	1,000	1,127
Los Angeles Airport, 5.00%, 5/15/28	5,000	5,833
Los Angeles Airport, 5.25%, 5/15/39	1,775	2,020
Los Angeles County Public Works Fin. Auth., 5.00%, 12/1/27 (5)	4,170	4,353

Los Angeles County Public Works Fin. Auth., 5.00%, 8/1/42	4,000	4,446
Los Angeles County Public Works Fin. Auth., Rowland Heights 5.50%, 10/1/18 (1)	650	709
Los Angeles County Regional Fin. Auth., MonteCedro 5.00%, 11/15/44	2,595	2,843
Los Angeles Dept. of Water & Power Electric, 5.00%, 7/1/29	4,500	5,251
Los Angeles Dept. of Water & Power Electric, 5.00%, 7/1/39	1,500	1,717
Los Angeles Dept. of Water & Power Waterworks 5.00%, 7/1/31 (4)	2,000	2,133
Los Angeles Dept. of Water & Power Waterworks 5.00%, 7/1/43	2,500	2,801
Los Angeles Harbor Dept, 5.00%, 8/1/36 (3)	2,175	2,475
Los Angeles Harbor Dept., 7.60%, 10/1/18 (9)	1,475	1,701
Los Angeles Int'l Airport, 5.125%, 5/15/33	5,500	6,068
Los Angeles Municipal Improvement Corp., Real Property 5.00%, 3/1/42	2,490	2,763
Los Angeles Wastewater, 5.00%, 6/1/32	4,550	5,230
Morgan Hill Redev. Agency, 5.00%, 9/1/32	825	938
Morgan Hill Redev. Agency, 5.00%, 9/1/33	2,175	2,467
Mountain View Shoreline Regional Park Community 5.75%, 8/1/40	1,500	1,753
Northern California Power Agency, Hydroelectric, 5.00%, 7/1/32	1,400	1,586
Oakland, GO, 5.00%, 1/15/26 (4)	2,445	2,564
Oceanside Unified School Dist., Capital Appreciation, GO Zero Coupon, 8/1/28 (6)	5,000	3,024
Orange County Sanitation Dist., COP, 5.00%, 2/1/35	1,500	1,689
Palm Springs, Int'l. Airport, 5.35%, 7/1/15 (3)	455	461
Palm Springs, Int'l. Airport, 5.55%, 7/1/28 (3)	430	432
Palm Springs, Int'l. Airport, 6.00%, 7/1/18 (3)	205	209
Palm Springs, Int'l. Airport, 6.40%, 7/1/23 (3)	250	255
Palm Springs, Int'l. Airport, 6.50%, 7/1/27 (3)	220	225

Palo Alto, Univ. Ave., Off-Street Parking Assessment Improvement Bond Act of 1915,, 5.00%, 9/2/26	975	1,081
Palo Alto, Univ. Ave., Off-Street Parking Assessment Improvement Bond Act of 1915, 5.00%, 9/2/27	500	553
Palo Alto, Univ. Ave., Off-Street Parking Assessment Improvement Bond Act of 1915, 5.00%, 9/2/28	585	643
Palomar Pomerado Health, GO, Zero Coupon, 8/1/25 (6)	5,000	3,433
Pasadena, 6.25%, 1/1/18	1,080	1,166
Pasadena, COP, 5.00%, 2/1/33	1,980	2,155
Pittsburg Unified School Dist., Election 2006, GO 5.625%, 8/1/39 (1)(6)	2,400	2,707
Placentia PFA, 5.75%, 9/1/15 (4)	3,160	3,254
Port of Oakland, 5.125%, 5/1/30 (3)	1,325	1,480
Port of Oakland, 5.125%, 5/1/31 (3)	1,250	1,388
Port of Oakland, Inter Lien, 5.00%, 11/1/24 (3)(5)	3,000	3,300
Rancho Cucamonga Redev. Agency, 5.00%, 9/1/28 (1)	2,700	3,141
Rancho Cucamonga Redev. Agency, 5.00%, 9/1/29 (1)	1,800	2,088
Rancho Cucamonga Redev. Agency, Housing Set-Aside 5.00%, 9/1/34 (5)	1,005	1,044
Ridgecrest Redev. Agency, Tax Allocation, 6.25%, 6/30/37	2,000	2,329
Riverside County Redev. Agency, Housing Set-Aside 6.00%, 10/1/39	2,250	2,600
Riverside County Redev. Agency, Interstate 215 Corridor Redev. Second Lien, 6.75%, 12/1/26	250	317
Riverside County Redev. Agency, Interstate 215 Corridor Redev. Tax Allocation, 6.50%, 10/1/40	1,000	1,173
Riverside County Redev. Agency, Tax Desert Community 6.00%, 10/1/37	2,225	2,571
Roseville, Water Utility, 5.00%, 12/1/19 (5)	750	818
Roseville Natural Gas Fin. Auth., Merrill Lynch, 5.00%, 2/15/21	1,170	1,318
Roseville Natural Gas Fin. Auth., Merrill Lynch, 5.00%, 2/15/26	1,000	1,149
Sacramento City Fin. Auth., 5.00%, 12/1/21 (8)	3,985	4,167

Sacramento City Fin. Auth., Lease Revenue, 5.40%, 11/1/20	6,000	6,675
Sacramento Cogeneration Auth., Procter & Gamble 5.00%, 7/1/19	700	815
Sacramento Cogeneration Auth., Procter & Gamble 5.25%, 7/1/20	700	836
Sacramento County Sanitation Dist. Fin. Auth., VR 0.687%, 12/1/35 (8)	1,000	925
Saddleback Valley Unified School Dist. PFA 6.00%, 9/1/15 (1) (6)	1,375	1,432
San Buenaventura, Community Memorial Health System 8.00%, 12/1/31	1,300	1,626
San Diego County Regional Airport Auth., 5.00%, 7/1/38 (3)	2,000	2,227
San Diego County Regional Airport Auth., 5.00%, 7/1/40	3,000	3,344
San Diego Public Fac. Fin. Auth., 5.00%, 4/15/37	4,000	4,379
San Diego Public Fac. Fin. Auth., Sewer Utility, 5.50%, 5/15/23	2,000	2,380
San Diego Public Fac. Fin. Auth., Water Utility, 5.25%, 8/1/38	4,000	4,454
San Diego Public Fac. Fin. Auth., Water Utility, 5.75%, 8/1/35	3,500	4,146
San Diego Redev. Agency, Naval Training Center, Tax Allocation 5.50%, 9/1/30	1,000	1,102
San Diego Redev. Agency, Naval Training Center, Tax Allocation 5.75%, 9/1/40	2,000	2,185
San Francisco City & County Airports Commission 5.00%, 5/1/40	2,000	2,169
San Francisco City & County Airports Commission 5.25%, 5/1/25 (6)	1,500	1,708
San Francisco City & County Airports Commission, Int'l. Airports 6.00%, 5/1/39	3,000	3,553
San Francisco City & County Redev. Agency, Mission Bay North 6.50%, 8/1/27	405	499
San Francisco City & County Redev. Agency, Mission Bay North 6.75%, 8/1/33	410	503
San Francisco City & County Redev. Agency, Mission Bay Sorth 6.625%, 8/1/27	330	409

San Francisco City & County Redev. Agency, Mission Bay Sorth 7.00%, 8/1/33	500	609
San Francisco Municipal Transportation Agency, 5.00%, 3/1/37	2,000	2,244
San, Jose Airport, 5.00%, 3/1/24 (3)	1,000	1,177
San, Jose Airport, 5.00%, 3/1/25 (3)	1,225	1,428
San, Jose Airport, 5.00%, 3/1/31	2,000	2,302
San, Jose, El Parador Apartments, 6.10%, 1/1/31 (3)	1,395	1,396
San Jose Redev. Agency, Housing Set-Aside, 5.50%, 8/1/35	2,100	2,329
San Mateo, Bay Meadows Community Fac. Dist. 2008-1 Special Tax, 5.375%, 9/1/38	2,000	2,224
San Mateo, Bay Meadows Community Fac. Dist. 2008-1 Special Tax, 6.00%, 9/1/42	2,000	2,308
San Mateo County Community College Dist., GO Zero Coupon, 9/1/29 (5)	5,000	2,970
San Mateo County Joint Powers Fin. Auth., Maple Street 5.00%, 6/15/31	1,075	1,256
Santa Margarita Water Dist., Village of Sendero 5.625%, 9/1/36	1,205	1,354
Santa Monica Redev. Agency, Earthquake Recovery 5.875%, 7/1/36	1,390	1,631
Santa Monica Redev. Agency, Earthquake Recovery 5.875%, 7/1/42	1,500	1,743
Southern California Public Power Auth., 5.00%, 7/1/35	2,000	2,270
Southern California Public Power Auth., 5.00%, 7/1/40	2,075	2,353
Southern California Public Power Auth., Los Angeles Dept. of Water & Power Electric, 5.00%, 7/1/29	4,500	5,243
Tobacco Securitization Auth. of Southern California Tobacco Industry, 5.125%, 6/1/46	2,500	1,943
Torrance, Memorial Medical Center, 5.00%, 9/1/40	2,000	2,143
Univ. of California Regents, 5.00%, 5/15/30	2,000	2,311
Univ. of California Regents, 5.00%, 5/15/37	4,440	4,976
Univ. of California Regents, 5.00%, 5/15/48 (Tender 5/15/23)	3,700	4,531

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price California Tax-Free Bond Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price California Tax-Free Income Trust (the trust), is registered under the Investment Company Act of 1940 (the 1940 Act). The California Tax-Free Bond Fund (the fund) is a diversified, open-end management investment company established by the trust. The fund commenced operations on September 15, 1986. The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and California state income taxes by investing primarily in investment-grade California municipal bonds.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including but not limited to ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

New Accounting Guidance
In June 2014, FASB issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and its net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Trustees (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board; is chaired by the fund’s treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with remaining maturities of less than one year at the time of acquisition generally use amortized cost in local currency to approximate fair value. However, if amortized cost is deemed not to reflect fair value or the fund holds a significant amount of such securities with remaining maturities of more than 60 days, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2014:

There were no material transfers between Levels 1 and 2 during the period ended November 30, 2014.

NOTE 3 – DERIVATIVE INSTRUMENTS

The fund may invest in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes, such as seeking to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based. The fund at all times maintains sufficient cash reserves, liquid assets, or other SEC-permitted asset types to cover its settlement obligations under open derivative contracts. The fund values its derivatives at fair value, as described in Note 2.

Counterparty Risk and Collateral
The fund invests in exchange-traded or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount equal to a certain percentage of the contract value (margin requirement) and the margin requirement must be maintained over the life of the contract. Each clearing broker, in its sole discretion, may adjust the margin requirements applicable to the fund.

Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies; securities posted by the fund are so noted in the accompanying Portfolio of Investments. As of November 30, 2014, cash of $24,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.

Futures Contracts
The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, interest rates, or currency values; and potential losses in excess of the fund’s initial investment.

NOTE 4 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 5 - FEDERAL INCOME TAXES

At November 30, 2014, the cost of investments for federal income tax purposes was $446,718,000. Net unrealized gain aggregated $35,603,000 at period-end, of which $36,127,000 related to appreciated investments and $524,000 related to depreciated investments.

T. Rowe Price California Tax-Free Money Fund

Unaudited

Portfolio of Investments ‡

(Amounts in 000s)

	Par	$ Value
OTHER COMMERCIAL PAPER 11.3%		
California HFA, Stanford Hosp. & Clinics, TECP, 0.12%, 12/3/14	1,000	1,000
California Statewide CDA, Keiser Permanente, TECP 0.14%, 6/4/15	1,000	1,000
California Statewide CDA, Keiser Permanente, TECP 0.14%, 6/4/15	800	800
Golden Gate Bridge Highway & Transportation Dist., TECP 0.07%, 2/19/15	2,000	2,000
Los Angeles Municipal Improvement Corp., TECP 0.09%, 3/12/15	1,000	1,000
Port of Los Angeles, Los Angeles Harbor Dept., TECP 0.12%, 12/10/14 (1)	2,000	2,000
Port of Oakland, TECP, 0.09%, 12/4/14 (1)	1,100	1,100
Total Other Commercial Paper (Cost $8,900)		8,900
OTHER MUNICIPAL DEBT 30.8%		
California Dept. of Water Resources, 4.00%, 12/1/14	100	100
California Dept. of Water Resources, 5.00%, 12/1/14	465	465
California EFA, Univ. of Southern California VRTR, 0.05%, 12/5/14 (2)	45	45
California EFA, Univ. of Southern California VRTR, 0.05%, 12/5/14 (2)	655	655
California HFA, Stanford Hosp. & Clinics, 0.12%, 1/7/15	1,500	1,500
California Public Works Board, 5.00%, 4/1/15	100	102
California Public Works Board, 5.00%, 5/1/15	165	168
California Public Works Board, 5.25%, 11/1/15 (3)	1,000	1,047
JPMorgan Chase, Providence Health & Services VRTR, 0.05%, 12/5/14	3,165	3,165
JPMorgan Chase, Univ. of California Regents VRTR, 0.05%, 12/5/14 (2)	750	750
Los Angeles, GO, TRAN, 1.50%, 6/25/15	2,400	2,419
Los Angeles Airport, 4.00%, 5/15/15 (1)	350	356
Los Angeles Airport, 5.50%, 5/15/15 (1)	600	615
Los Angeles County, GO, TRAN, 1.50%, 6/30/15	2,550	2,570

Massachusetts, 5.00%, 3/1/15	335	339
Metropolitan Water Dist. of Southern California, 4.00%, 3/1/15	150	151
Orange County Sanitary Dist., VRTR, 0.07%, 12/5/14 (2)	1,650	1,650
San Francisco Unified School Dist., GO, TRAN, 5.00%, 9/24/15	1,500	1,559
Univ. of California Regents, 3.00%, 5/15/15	100	101
Univ. of California Regents, 5.00%, 5/15/15	200	204
Univ. of California Regents, 5.00%, 5/15/15	1,400	1,431
Univ. of California Regents, 5.00%, 5/15/15	1,140	1,165
Univ. of California Regents Medical Center, 4.00%, 5/15/15	875	890
Univ. of California Regents Medical Center, 4.00%, 5/15/15	450	458
Univ. of California Regents Medical Center, 5.00%, 5/15/15	1,100	1,124
Wells Fargo Stage Trust, Univ. of Southern California 0.15%, 6/18/15 (2)	1,200	1,200
Total Other Municipal Debt (Cost $24,229)		24,229

VARIABLE RATE DEMAND NOTES 57.9%

Bay Area Toll Auth., VRDN, 0.03%, 12/5/14	2,305	2,305
California HFA, Catholic Healthcare, Dignity Health VRDN, 0.03%, 12/5/14	3,000	3,000
California HFA, Children's Hosp. of Orange County VRDN, 0.03%, 12/5/14	480	480
California HFA, Children's Hosp. of Orange County VRDN, 0.03%, 12/5/14	490	490
California HFA, Children's Hosp. of Orange County VRDN, 0.03%, 12/5/14	1,300	1,300
California HFA, Memorial Health, VRDN, 0.04%, 12/5/14	3,190	3,190
California HFA, Saint Joseph Health, VRDN, 0.03%, 12/5/14	1,100	1,100
California HFA, Scripps Health, VRDN, 0.04%, 12/5/14	2,125	2,125
California Housing Fin. Agency, Multi-Family VRDN, 0.04%, 12/5/14	2,330	2,330
California Housing Fin. Agency, Single Family VRDN, 0.04%, 12/5/14 (1)	2,000	2,000

California Housing Fin. Agency, Single Family VRDN, 0.04%, 12/5/14 (1)	200	200
California Infrastructure & Economic Dev. Bank, Pacific Gas & Electric, VRDN, 0.02%, 12/1/14	2,600	2,600
California Statewide CDA, Chevron USA, VRDN, 0.03%, 12/1/14	450	450
California Statewide CDA, Kaiser Permanente VRDN, 0.03%, 12/5/14	600	600
California Statewide CDA, Kaiser Permanente VRDN, 0.03%, 12/5/14	1,500	1,500
California Statewide CDA, Kaiser Permanente VRDN, 0.03%, 12/5/14	350	350
California Statewide CDA, Scripps Health VRDN, 0.03%, 12/5/14	1,000	1,000
East Bay Municipal Utility Dist., VRDN, 0.03%, 12/5/14	2,890	2,890
East Bay Municipal Utility Dist., VRDN, 0.03%, 12/5/14	525	525
Irvine Ranch Water Dist., GO, VRDN, 0.03%, 12/1/14	140	140
Los Angeles Community Redev. Agency Promenade Towers, VRDN, 0.05%, 12/5/14	2,275	2,275
Los Angeles Dept. of Water & Power, Electric VRDN, 0.02%, 12/5/14	2,300	2,300
Los Angeles Dept. of Water & Power, Waterworks VRDN, 0.03%, 12/1/14	200	200
Los Angeles Dept. of Water & Power, Waterworks VRDN, 0.03%, 12/5/14	2,300	2,300
Sacramento Municipal Utility Dist., VRDN, 0.03%, 12/5/14	400	400
Sacramento Suburban Water Dist., VRDN, 0.04%, 12/5/14	3,550	3,550
San Francisco City & County Airports Commission VRDN, 0.03%, 12/5/14	2,000	2,000
San Francisco City & County Airports Commission VRDN, 0.04%, 12/5/14	1,000	1,000
San Francisco City & County Fin. Corp., Moscone Center VRDN, 0.04%, 12/5/14	3,015	3,015
Total Variable Rate Demand Notes (Cost $45,615)		45,615

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price California Tax-Free Money Fund
Unaudited

Notes to Portfolio of Investments

T. Rowe Price California Tax-Free Income Trust (the trust), is registered under the Investment Company Act of 1940 (the 1940 Act). The California Tax-Free Money Fund (the fund) is a diversified, open-end management investment company established by the trust. The fund commenced operations on September 15, 1986. The fund seeks to provide preservation of capital, liquidity, and, consistent with these objectives, the highest level of income exempt from federal and California state income taxes.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including but not limited to ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

New Accounting Guidance
In June 2014, FASB issued Accounting Standards Update (ASU) No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and its net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Trustees (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. For example, securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

In accordance with Rule 2a-7 under the 1940 Act, the fund values its securities at amortized cost, which approximates fair value. Securities for which amortized cost is deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. On November 31, 2014, all of the fund’s financial instruments were classified as Level 2 in the fair value hierarchy.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 4 - FEDERAL INCOME TAXES

At December 31, 2014, the cost of investments for federal income tax purposes was $78,744,000.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price California Tax-Free Income Trust

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date January 26, 2015

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date January 26, 2015

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date January 26, 2015